Expense Example - LVIP Wellington SMID Cap Value Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	85	284	500	1,123	110	363	635	1,412